Schedule of Useful Lives of Property, Plant and Equipment (Details)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years	10 years
Computer And Office Equipment [Member]
Property, Plant and Equipment, Useful Life	3 years	3 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	5 years	5 years
Assets Held under Capital Leases [Member]
Property, Plant and Equipment, Useful Life	20 years	20 years